Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets and Other Liabilities [Line Items]
Receivable from executives and employees	$ 46,476	$ 46,361